Client Name:
Client Project Name:	BRAVO 2025-NQM4
Start - End Dates:	4/22/2024 - 1/10/2025
Deal Loan Count:	287

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	5
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	3
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	21
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	15
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	3
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Insurance	CRDINSR3792	Insurance policy missing Rent Loss/Business Interruption coverage	5
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	6
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	4
Property Valuations	Property	PRVAPROP111	Legal Nonconforming w/out Rebuild Letter	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	3
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	3
Property Valuations	Property	PRVAPROP2674	Property Issues Indicated 2	1
Property Valuations	Appraisal	PRVAAPPR237	Appraisal is stale dated without recertification in file	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Total				84

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